Annual Fund Operating Expenses - Institutional - Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.23%